UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05628
Name of Registrant: Vanguard Malvern Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2012
Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (8.7%)
Comcast Corp. Class A	147,689	5,521
CBS Corp. Class B	116,300	4,425
Macy's Inc.	105,200	4,105
Gannett Co. Inc.	202,400	3,645
Dillard's Inc. Class A	42,100	3,527
* Jarden Corp.	64,900	3,355
Marriott International Inc. Class A	87,800	3,272
Home Depot Inc.	51,900	3,210
Foot Locker Inc.	97,700	3,138
* Delphi Automotive plc	75,600	2,892
Movado Group Inc.	91,600	2,810
Brinker International Inc.	86,400	2,677
Cooper Tire & Rubber Co.	85,000	2,156
News Corp. Class A	78,900	2,015
* PulteGroup Inc.	107,200	1,947
Expedia Inc.	30,100	1,850
Walt Disney Co.	24,400	1,215
Whirlpool Corp.	9,300	946
Gap Inc.	18,400	571
Belo Corp. Class A	48,600	373
Ford Motor Co.	23,000	298
Time Warner Inc.	2,600	124
		54,072
Consumer Staples (6.1%)
Procter & Gamble Co.	146,969	9,978
CVS Caremark Corp.	137,950	6,670
Philip Morris International Inc.	44,950	3,760
HJ Heinz Co.	62,500	3,605
* Dean Foods Co.	175,700	2,901
Energizer Holdings Inc.	35,700	2,855
* Pilgrim's Pride Corp.	341,900	2,479
Kroger Co.	89,900	2,339
Ingredion Inc.	21,100	1,359
JM Smucker Co.	12,900	1,112
Reynolds American Inc.	18,800	779
Beam Inc.	5,800	354
Mondelez International Inc. Class A	9,168	234
		38,425
Energy (15.7%)
Exxon Mobil Corp.	393,800	34,083
Chevron Corp.	177,230	19,166
ConocoPhillips	150,390	8,721
Phillips 66	112,545	5,976
Marathon Petroleum Corp.	82,768	5,214
Valero Energy Corp.	142,240	4,853
Tesoro Corp.	92,300	4,066
Western Refining Inc.	118,500	3,340
Energy XXI Bermuda Ltd.	94,800	3,052

* Helix Energy Solutions Group Inc.	144,000	2,972
Murphy Oil Corp.	38,700	2,305
Occidental Petroleum Corp.	24,000	1,839
* Parker Drilling Co.	201,400	926
HollyFrontier Corp.	17,200	801
Helmerich & Payne Inc.	12,400	695
* Plains Exploration & Production Co.	9,200	432
		98,441
Financials (28.1%)
JPMorgan Chase & Co.	366,040	16,095
Wells Fargo & Co.	468,423	16,011
Bank of America Corp.	876,376	10,166
* Berkshire Hathaway Inc. Class B	98,300	8,818
Goldman Sachs Group Inc.	63,817	8,140
US Bancorp	235,400	7,519
Citigroup Inc.	179,061	7,084
State Street Corp.	107,200	5,039
* American International Group Inc.	141,900	5,009
Discover Financial Services	120,500	4,645
Allstate Corp.	114,700	4,608
American Express Co.	78,600	4,518
SunTrust Banks Inc.	155,900	4,420
Fifth Third Bancorp	273,200	4,150
Invesco Ltd.	139,300	3,634
KeyCorp	425,500	3,583
Regions Financial Corp.	499,600	3,557
Aflac Inc.	64,500	3,426
Protective Life Corp.	119,500	3,415
CNO Financial Group Inc.	325,800	3,040
Everest Re Group Ltd.	27,400	3,013
Assurant Inc.	75,700	2,627
Ventas Inc.	40,500	2,621
HCP Inc.	55,800	2,521
Prologis Inc.	68,400	2,496
Vornado Realty Trust	30,400	2,434
East West Bancorp Inc.	106,600	2,291
Travelers Cos. Inc.	31,700	2,277
Allied World Assurance Co. Holdings AG	26,934	2,122
Weyerhaeuser Co.	73,300	2,039
Kimco Realty Corp.	89,600	1,731
General Growth Properties Inc.	84,400	1,675
CBL & Associates Properties Inc.	75,400	1,599
Lexington Realty Trust	144,100	1,506
Liberty Property Trust	40,500	1,449
Duke Realty Corp.	103,500	1,436
BB&T Corp.	48,200	1,403
Pennsylvania REIT	77,700	1,371
* Sunstone Hotel Investors Inc.	125,900	1,348
Weingarten Realty Investors	49,900	1,336
Omega Healthcare Investors Inc.	51,800	1,235
Select Income REIT	48,770	1,208
Simon Property Group Inc.	7,600	1,201
Nelnet Inc. Class A	38,300	1,141
Validus Holdings Ltd.	31,900	1,103
* World Acceptance Corp.	12,500	932
Torchmark Corp.	13,600	703
Piedmont Office Realty Trust Inc. Class A	34,900	630

American Financial Group Inc.	13,320	526
Inland Real Estate Corp.	53,800	451
Regency Centers Corp.	8,000	377
		175,679
Health Care (10.6%)
Pfizer Inc.	517,925	12,990
Merck & Co. Inc.	212,401	8,696
Johnson & Johnson	115,650	8,107
UnitedHealth Group Inc.	133,600	7,246
Eli Lilly & Co.	113,700	5,608
Cigna Corp.	80,400	4,298
Aetna Inc.	85,300	3,949
Abbott Laboratories	53,600	3,511
McKesson Corp.	30,300	2,938
* Charles River Laboratories International Inc.	71,300	2,672
Select Medical Holdings Corp.	246,000	2,320
Zimmer Holdings Inc.	26,700	1,780
Omnicare Inc.	44,800	1,617
* ICU Medical Inc.	6,700	408
* Covance Inc.	5,200	300
		66,440
Industrials (9.9%)
General Electric Co.	956,540	20,078
Raytheon Co.	78,900	4,541
Northrop Grumman Corp.	64,800	4,379
* Terex Corp.	134,800	3,789
* Delta Air Lines Inc.	313,500	3,721
Textron Inc.	149,500	3,706
Lockheed Martin Corp.	35,600	3,285
Ingersoll-Rand plc	67,600	3,242
* Alaska Air Group Inc.	72,700	3,133
* Hertz Global Holdings Inc.	186,700	3,038
Triumph Group Inc.	40,300	2,632
RR Donnelley & Sons Co.	262,200	2,360
Cintas Corp.	47,100	1,926
Chicago Bridge & Iron Co. NV	25,000	1,159
Equifax Inc.	10,900	590
Boeing Co.	5,400	407
		61,986
Information Technology (6.9%)
Cisco Systems Inc.	512,100	10,063
* Symantec Corp.	214,400	4,033
Computer Sciences Corp.	98,700	3,953
Western Digital Corp.	92,300	3,922
Motorola Solutions Inc.	60,642	3,377
Intel Corp.	151,600	3,127
* LSI Corp.	411,800	2,915
Texas Instruments Inc.	70,900	2,194
Booz Allen Hamilton Holding Corp.	148,400	2,066
* Freescale Semiconductor Ltd.	174,303	1,919
* CACI International Inc. Class A	33,500	1,843
* Avnet Inc.	47,500	1,454
Anixter International Inc.	12,900	825
* Arris Group Inc.	31,800	475
* Brocade Communications Systems Inc.	81,300	433

CA Inc.			13,600	299
				42,898
Materials (3.7%)
CF Industries Holdings Inc.			18,600	3,779
* Chemtura Corp.			169,000	3,593
Westlake Chemical Corp.			43,300	3,434
Huntsman Corp.			207,100	3,293
Georgia Gulf Corp.			74,900	3,092
Worthington Industries Inc.			94,500	2,456
LyondellBasell Industries NV Class A			39,700	2,266
Commercial Metals Co.			96,900	1,440
				23,353
Telecommunication Services (3.3%)
AT&T Inc.			516,810	17,422
Verizon Communications Inc.			67,302	2,912
				20,334
Utilities (6.4%)
PPL Corp.			145,800	4,174
DTE Energy Co.			60,900	3,657
Consolidated Edison Inc.			65,000	3,610
Ameren Corp.			116,000	3,563
Pinnacle West Capital Corp.			68,000	3,467
NV Energy Inc.			182,500	3,311
American Water Works Co. Inc.			87,400	3,245
PG&E Corp.			77,700	3,122
PNM Resources Inc.			148,600	3,048
American Electric Power Co. Inc.			62,200	2,655
Portland General Electric Co.			75,800	2,074
Vectren Corp.			70,000	2,058
Public Service Enterprise Group Inc.			59,000	1,805
Duke Energy Corp.			6,300	402
				40,191
Total Common Stocks (Cost $555,218)				621,819
	Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
2 Vanguard Market Liquidity Fund	0.162%		3,295,421	3,295

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Fannie Mae Discount Notes	0.097%	3/27/13	200	200
4 United States Treasury Note/Bond	0.625%	2/28/13	200	200
				400
Total Temporary Cash Investments (Cost $3,696)				3,695
Total Investments (100.0%) (Cost $558,914)				625,514
Other Assets and Liabilities-Net (0.0%)				(284)
Net Assets (100%)				625,230

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	621,819	—	—
Temporary Cash Investments	3,295	400	—
Futures Contracts—Assets[1]	78	—	—
Total	625,192	400	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

U.S. Value Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2013	23	1,633	4
S&P 500 Index	March 2013	4	1,420	(8)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2012, the cost of investment securities for tax purposes was $558,914,000. Net unrealized appreciation of investment securities for tax purposes was $66,600,000, consisting of unrealized gains of $79,527,000 on securities that had risen in value since their purchase and $12,927,000 in unrealized losses on securities that had fallen in value since their purchase.

Capital Value Fund

Schedule of Investments
As of December 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (98.8%)
Consumer Discretionary (13.5%)
*	Fifth & Pacific Cos. Inc.	941,547	11,722
	Dana Holding Corp.	669,275	10,447
*,^ Pandora Media Inc.		782,600	7,184
*	Deckers Outdoor Corp.	174,405	7,023
*	Tenneco Inc.	172,731	6,065
	GameStop Corp. Class A	238,870	5,993
	JC Penney Co. Inc.	298,675	5,887
	Abercrombie & Fitch Co.	122,525	5,878
*,^ Vera Bradley Inc.		172,000	4,317
*	General Motors Co.	144,700	4,172
*	Aeropostale Inc.	255,300	3,322
*,1 Buck Holdings LP Private Placement		NA	2,954
*	Tempur-Pedic International Inc.	75,100	2,365
*	Netflix Inc.	25,100	2,329
*,1 Allstar Co-Invest LLC Private Placement		NA	2,323
	DeVry Inc.	97,700	2,318
	Kohl's Corp.	49,700	2,136
	Ford Motor Co.	163,000	2,111
	Men's Wearhouse Inc.	60,900	1,898
	Time Warner Inc.	38,700	1,851
			92,295
Consumer Staples (3.7%)
*	Green Mountain Coffee Roasters Inc.	161,220	6,668
	Molson Coors Brewing Co. Class B	154,900	6,628
	Maple Leaf Foods Inc.	383,500	4,615
	Danone SA	49,186	3,250
	Archer-Daniels-Midland Co.	81,800	2,240
	Herbalife Ltd.	56,300	1,855
			25,256
Energy (18.4%)
*	Cobalt International Energy Inc.	918,645	22,562
	Halliburton Co.	366,635	12,719
	Anadarko Petroleum Corp.	148,310	11,021
*	Southwestern Energy Co.	241,200	8,058
	Valero Energy Corp.	218,425	7,453
	Peabody Energy Corp.	263,300	7,006
	Baker Hughes Inc.	157,900	6,449
*	Superior Energy Services Inc.	286,490	5,936
*	Newfield Exploration Co.	221,500	5,932
	Canadian Natural Resources Ltd.	200,100	5,777
	Tesoro Corp.	123,510	5,441
	QEP Resources Inc.	160,900	4,870
*	McDermott International Inc.	438,725	4,835
	CONSOL Energy Inc.	99,900	3,207
*	Alpha Natural Resources Inc.	267,500	2,605
^	Trican Well Service Ltd.	184,000	2,427
*	Karoon Gas Australia Ltd.	406,400	2,285
	Patterson-UTI Energy Inc.	122,535	2,283

* Uranium One Inc.	964,530	2,279
Inpex Corp.	399	2,129
* Lone Pine Resources Inc.	358,700	441
		125,715
Financials (18.7%)
Bank of America Corp.	1,761,032	20,428
* American International Group Inc.	444,400	15,687
JPMorgan Chase & Co.	298,690	13,133
Citigroup Inc.	299,995	11,868
Wells Fargo & Co.	255,000	8,716
Unum Group	387,200	8,062
PNC Financial Services Group Inc.	114,000	6,647
NASDAQ OMX Group Inc.	246,800	6,172
Principal Financial Group Inc.	212,300	6,055
BlackRock Inc.	28,900	5,974
Reinsurance Group of America Inc. Class A	101,100	5,411
Ameriprise Financial Inc.	81,975	5,134
Goldman Sachs Group Inc.	25,200	3,215
Equity Lifestyle Properties Inc.	43,500	2,927
Hatteras Financial Corp.	103,200	2,560
* IntercontinentalExchange Inc.	18,800	2,328
Health Care REIT Inc.	36,100	2,213
StanCorp Financial Group Inc.	50,700	1,859
		128,389
Health Care (11.1%)
Merck & Co. Inc.	281,700	11,533
Roche Holding AG	48,783	9,938
* Hologic Inc.	458,955	9,193
Aetna Inc.	148,300	6,866
Universal Health Services Inc. Class B	138,900	6,716
Medtronic Inc.	145,800	5,981
Agilent Technologies Inc.	144,000	5,895
* Therapeutics MD Inc.	1,489,571	4,618
* WuXi PharmaTech Cayman Inc. ADR	263,800	4,155
* Almirall SA	381,459	3,748
* AVANIR Pharmaceuticals Inc.	793,700	2,087
UnitedHealth Group Inc.	35,100	1,904
Daiichi Sankyo Co. Ltd.	119,300	1,830
* Elan Corp. plc ADR	134,330	1,371
Prothena Corp. plc	3,276	24
		75,859
Industrials (7.5%)
* Hertz Global Holdings Inc.	313,100	5,094
* Meritor Inc.	1,042,270	4,930
* United Continental Holdings Inc.	195,300	4,566
Manpower Inc.	99,400	4,219
L-3 Communications Holdings Inc.	51,400	3,938
Knight Transportation Inc.	257,900	3,773
United Parcel Service Inc. Class B	46,900	3,458
Knoll Inc.	197,500	3,034
Toll Holdings Ltd.	618,606	2,961
* General Cable Corp.	80,900	2,460
PACCAR Inc.	54,000	2,441
General Dynamics Corp.	32,400	2,244
Dover Corp.	32,300	2,123
* AGCO Corp.	38,600	1,896

*,^ Polypore International Inc.		35,055	1,630
*	Spirit Airlines Inc.	83,400	1,478
	AirAsia Bhd.	1,268,755	1,143
			51,388
Information Technology (15.2%)
*	VeriFone Systems Inc.	303,465	9,007
*	JDS Uniphase Corp.	554,090	7,502
*	Acme Packet Inc.	328,115	7,258
*	Micron Technology Inc.	1,130,820	7,181
	Cisco Systems Inc.	348,700	6,852
*	SanDisk Corp.	147,220	6,413
*	Google Inc. Class A	6,600	4,682
*	Flextronics International Ltd.	724,500	4,499
*	Juniper Networks Inc.	225,100	4,428
*	Teradyne Inc.	249,100	4,207
	Seagate Technology plc	129,600	3,950
	Booz Allen Hamilton Holding Corp.	275,567	3,836
	Western Union Co.	273,800	3,726
	Oracle Corp.	104,800	3,492
*	RF Micro Devices Inc.	697,460	3,125
	Marvell Technology Group Ltd.	409,100	2,970
*	TiVo Inc.	230,435	2,839
*	Check Point Software Technologies Ltd.	54,800	2,611
*	Arrow Electronics Inc.	68,200	2,597
*	Universal Display Corp.	96,770	2,479
*	GT Advanced Technologies Inc.	795,000	2,401
	Paychex Inc.	66,100	2,058
	Harris Corp.	32,200	1,576
*	Yahoo! Inc.	77,500	1,542
*	Alcatel-Lucent ADR	1,095,700	1,523
*	Rovi Corp.	83,070	1,282
			104,036
Materials (8.4%)
	Methanex Corp.	309,475	9,863
	Walter Energy Inc.	220,725	7,920
	Mosaic Co.	108,900	6,167
	Celanese Corp. Class A	125,025	5,567
	International Paper Co.	125,200	4,988
*	Continental Gold Ltd.	554,800	4,936
*,^ Molycorp Inc.		518,870	4,898
*	Louisiana-Pacific Corp.	162,630	3,142
	Cabot Corp.	59,770	2,378
	Akzo Nobel NV	34,191	2,256
*	Norbord Inc.	70,500	2,140
*	AuRico Gold Inc.	200,000	1,636
*	SunCoke Energy Inc.	98,900	1,542
			57,433
Utilities (2.3%)
	Entergy Corp.	94,800	6,044
	Xcel Energy Inc.	121,500	3,245
	Snam SPA	644,584	2,997
	UGI Corp.	69,800	2,283
	NV Energy Inc.	63,900	1,159
			15,728
Total Common Stocks (Cost $624,571)			676,099

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.3%)
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund	0.162%		7,133,000	7,133

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (1.3%)
Credit Suisse Securities (USA), LLC
(Dated 12/31/12, Repurchase Value
$7,400,000, collateralized by U.S. Treasury
Note/Bond, 4.25%, 11/15/40)	0.200%	1/2/13	7,400	7,400
Deutsche Bank Securities, Inc.
(Dated 12/31/12, Repurchase Value
$1,400,000, collateralized by Federal
National Mortgage Assn. 3.000%, 7/1/32)	0.250%	1/2/13	1,400	1,400
				8,800
Total Temporary Cash Investments (Cost $15,933)				15,933
Total Investments (101.1%) (Cost $640,504)				692,032
Other Assets and Liabilities-Net (-1.1%)[3]				(7,803)
Net Assets (100%)				684,229

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,737,000.
1 Restricted securities totaling $5,277,000, represents 0.8% of net assets. Shares not applicable for these private placements.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $7,132,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Capital Value Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	636,912	33,910	5,277
Temporary Cash Investments	7,133	8,800	—
Total	644,045	42,710	5,277

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended December 31, 2012. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Capital Value Fund

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of September 30, 2012	14,884
Transfers out of Level 3	(8,382)
Change in Unrealized Appreciation (Depreciation)	(1,225)
Balance as of December 31, 2012	5,277

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2012 was
($964,000). Transfers out of Level 3 represent a reduction in the fund’s investment and realized gains from a private placement security.

E. At December 31, 2012, the cost of investment securities for tax purposes was $641,362,000. Net unrealized appreciation of investment securities for tax purposes was $50,670,000, consisting of unrealized gains of $86,248,000 on securities that had risen in value since their purchase and $35,578,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments
As of December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Inflation Indexed Bonds	0.625%	4/15/13	6,480	7,083
United States Treasury Inflation Indexed Bonds	1.875%	7/15/13	8,701	11,135
United States Treasury Inflation Indexed Bonds	2.000%	1/15/14	9,132	11,798
United States Treasury Inflation Indexed Bonds	1.250%	4/15/14	6,638	7,481
United States Treasury Inflation Indexed Bonds	2.000%	7/15/14	8,262	10,698
United States Treasury Inflation Indexed Bonds	1.625%	1/15/15	8,262	10,633
United States Treasury Inflation Indexed Bonds	0.500%	4/15/15	9,234	10,284
United States Treasury Inflation Indexed Bonds	1.875%	7/15/15	7,393	9,585
United States Treasury Inflation Indexed Bonds	2.000%	1/15/16	7,393	9,552
United States Treasury Inflation Indexed Bonds	0.125%	4/15/16	16,522	18,226
United States Treasury Inflation Indexed Bonds	2.500%	7/15/16	7,361	9,687
United States Treasury Inflation Indexed Bonds	2.375%	1/15/17	6,374	8,495
United States Treasury Inflation Indexed Bonds	0.125%	4/15/17	18,927	20,634
United States Treasury Inflation Indexed Bonds	2.625%	7/15/17	5,617	7,510
Total U.S. Government and Agency Obligations (Cost $152,621)				152,801
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund (Cost $398)	0.162%		398,184	398
Total Investments (99.7%) (Cost $153,019)				153,199
Other Assets and Liabilities-Net (0.3%)				531
Net Assets (100%)				153,730

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Short-Term Inflation-Protected Securities Index Fund

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	152,801	—
Temporary Cash Investments	398	—	—
Total	398	152,801	—

C. At December 31, 2012, the cost of investment securities for tax purposes was $153,019,000. Net unrealized appreciation of investment securities for tax purposes was $180,000, consisting of unrealized gains of $194,000 on securities that had risen in value since their purchase and $14,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 14, 2013
VANGUARD MALVERN FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 14, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.